38 Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent events

38	Subsequent events

(a)	As disclosed in note 26.1(i), in January 2020 there was the unfreezing of R$3.7 billion previously frozen from the cash balance of Braskem, and in note 26.1(ii), on February 14, 2020, the Company entered into an agreement with the Labor Prosecution Office (MPT) in the amount of R$40 million for implementation of the Program for Recovery of Business and Promotion of Educational Activities for residents and workers from the districts affected by the geological phenomenon. The program consists of support for the construction of daycare centers and schools and for administering professional training programs, as well as support for the Civil Defense to hire skilled professionals to continue monitoring the risk areas in the districts affected.

(b)	On March 19, 2020, the Board of Directors approved a new program, the “ILP Plan 2020,” in accordance with the terms and conditions of the ILP Plan, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired. The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2020, after the vesting period and subject to compliance with all necessary requirements, is approximately 1,548,000 shares. The program’s grant date is April 1, 2020. The shares to be delivered by the Company to participants are those currently held in treasury or acquired through repurchase programs, and in the event said shares cannot be delivered, the Company will pay participants in cash the amount corresponding to the shares, based on the quote on the stock exchange on the second business day immediately prior to the respective payment date.

(c)	Braskem has been closely monitoring the impacts from the COVID-19 pandemic on its business and surrounding communities. As disclosed in the Notice to the Market dated March 20, 2020, Braskem has formed a crisis committee to establish global procedures focusing mainly on the health of people and the continuity of its operations. Some of the measures taken by the Company follow:

(i)	Recommending that all team members and contractors work from home;
(ii)	Reducing by around 50% the number of team members and contractors working on its industrial assets, with operations using the smallest possible teams, while considering all rules for ensuring personal safety and maintaining operational reliability;
(iii)	Recommending the suspension of visits by non-routine third parties and suppliers to Braskem’s facilities, and banning access to Braskem’s facilities by visitors or third parties returning from high risk areas;
(iv)	Creating an agenda with clients and local communities to verify the products in its portfolio with a view to support the fight against the pandemic.

Moreover, in line with its primary value, Safety, the Company started operating its industrial assets with minimal teams.  Capacity utilization rates in Brazil and the United States were temporarily reduced to adjust for the weaker demand and the destocking trends in the petrochemical and plastics production chains. The capacity utilization rates will accompany market demand and any new export opportunities that arise in other regions, especially with the restart of economies in Asia. The main effects were:

·	Brazil: ethylene production reduced to approximately 65% of the total annual capacity of 3.6 million tons;
·	United States: polypropylene production reduced to approximately 85% of the total annual capacity of 1.6 million tons.

In this context, the Company has been adopting a series of cash-preservation measures to ensure the financial solidity and resilience of its business, which include:

·	Drawing down the Revolving Credit Facility in the amount of US$1 billion (R$5.2 billion on March 31, 2020), which is due in 2023;
·	Reducing fixed costs by around 10%;
·	Paring back the investments planned for 2020 from US$721 million (R$3.7 billion) to approximately US$600 million (R$3.1 billion);
·	Postponing the payment of social contribution charges in Brazil; and
·	Optimizing working capital.

The Company also highlights the actions carried out jointly with its clients and partner companies to transform chemicals and plastic resins into items that are essential for combatting COVID-19, which include surgical masks, packaging for liquid and gel alcohol, bleach and 3D printing of bands for protective face shields; donations of LPG to field hospitals; actions to support the chain of clients and suppliers, particularly small and midsized companies; and donations of hygiene kits and food staples to local communities.

In the first quarter of 2020, the Brazilian real depreciated 29% against the U.S. dollar. The negative exchange variation will produce a cash effect upon maturity of the Company’s liabilities, and as such is concentrated in the long term given the debt maturity profile and does not put at risk the liquidity position in context of the efforts to contain the COVID-19 pandemic.

Due to the uncertainties arising from the COVID-19 pandemic with regard to the global economy, it is not possible to accurately predict the adverse impacts on the equity and financial position of the Company and its subsidiaries after the reporting date. The following areas are more susceptible to impacts resulting from COVID-19 pandemic given the significant changes in the risks to which the company is exposed, among others: accounting estimates for the realization of assets, including the estimates for losses on trade accounts receivables, inventory impairment loss, deferred tax assets and other assets, or those related to the provision for liabilities.

(d)	Naphtha Agreements with Petrobras

In June 2020, Braskem entered into new agreements with Petrobras for the supply of petrochemical naphtha to Braskem's industrial units in Bahia and Rio Grande do Sul. The agreements, which term is around five years after the expiration date of the current agreement, establish the supply of a minimum annual volume of 650 kton and, at the option of Petrobras, an additional volume of up to 2.8 million tons per year, at the price of 100% of the international reference ARA.

In addition, to guarantee access to the naphtha logistics system in Rio Grande do Sul, Braskem also renewed the storage agreement with Petrobras and the transport and storage agreement with Petrobras Transporte S.A.